FORUM FUNDS (the “Trust”)
AUXIER FOCUS FUND (the “Fund”)

Supplement dated January 31, 2012 to the Prospectuses dated November 1, 2011

On January 30, 2012, the Fund’s Board of Trustees approved a new investment advisory agreement between Auxier Asset Management LLC (“Auxier”) and the Trust. Shareholders of the Fund will be asked to approve the new investment advisory agreement (the “Proposed Advisory Agreement”) with Auxier that unbundles the unified fee structure into advisory and “other” expense components. A notice of a special meeting and proxy statement detailing the Proposed Advisory Agreement is expected to be mailed to shareholders on or about February 24, 2012.

If approved by the Fund’s shareholders, the Proposed Advisory Agreement would become effective on or about April 5, 2012. The implementation of this new fee structure would result in an increase in the Total Annual Fund Operating Expenses of the Investor Shares class and the A Shares class of the Fund. However, subject to shareholder approval of the Proposed Advisory Agreement, Auxier has agreed to an expense limitation agreement that would maintain the Net Annual Fund Operating Expenses of each class of the Fund at the same level as under the current fee structure through at least October 31, 2015.

If the Proposed Advisory Agreement described above is approved by shareholders, the Fund’s Investor Shares prospectus would be amended as follows:

1.	The first table in the section entitled “Fees and Expenses” on page 1 of the Prospectus is hereby deleted and replaced with the following:

Investor Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Maximum Deferred Sales Charge (Load) (as a percentage of offering price)	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.32%
Total Annual Fund Operating Expenses	1.32%
Fee Waiver and/or Expense Reimbursement(1)	(0.07)%
Net Annual Fund Operating Expenses	1.25%

(1)
The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, independent trustee fees and expenses, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least October 31, 2015 (“Expense Cap”). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Operating Expenses may increase if exclusions from the Expense Cap would apply.

2.	The table under the subsection “Expense Example” in the section entitled “Fees and Expenses” on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$127	$397	$702	$1,571

3.	The second paragraph under the subsection titled “Investment Adviser” in the section titled “Management” on page 10 of the prospectus is hereby deleted and replaced with the following:

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee from the Fund at an annual rate equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, independent trustee fees and expenses, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least October 31, 2015 (“Expense Cap”). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. A discussion summarizing the basis on which the Board most recently approved the continuation of the investment advisory agreement will be included in the Fund’s annual report for the period ended June 30, 2012.

If the Proposed Advisory Agreement described above is approved by shareholders, the Fund’s A Shares prospectus would be amended as follows:

1.	The first table in the section entitled “Fees and Expenses” on page 1 of the Prospectus is hereby deleted and replaced with the following:

A Shares
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases of Less Than $1 million (as a percentage of offering price)	5.75%
Maximum Contingent Deferred Sales Charge (Load) Imposed on Redemptions (as a percentage of the lesser of the redemption price or offering price)(1)	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	None
Redemption Fee (as a percentage of amount redeemed within 180 days of purchase, if applicable)	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage value of your investment)
Management Fees	1.00%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.35%
Total Annual Fund Operating Expenses	1.60%
Fee Waiver and/or Expense Reimbursement(2)	(0.35)%
Net Annual Fund Operating Expenses	1.25%

(1)
Applied to purchases not subject to an initial sales charge and redeemed less than one year after purchase but waived for mandatory retirement withdrawals and for withdrawals in a systematic withdrawal plan.

(2)
The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, independent trustee fees and expenses, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least October 31, 2015 (“Expense Cap”). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. Net Annual Operating Expenses may increase if exclusions from the Expense Cap would apply.

2.	The table under the subsection “Expense Example” in the section entitled “Fees and Expenses” on page 1 of the Prospectus is hereby deleted in its entirety and replaced with the following:

1 Year	3 Years	5 Years	10 Years
$695	$949	$1,297	$2,277

1.	The second paragraph under the subsection titled “Investment Adviser” in the section titled “Management” on page 10 of the prospectus is hereby deleted and replaced with the following:

Subject to the general oversight of the Board, the Adviser makes investment decisions for the Fund. The Adviser receives an advisory fee from the Fund at an annual rate equal to 1.00% of the Fund’s average daily net assets. The Adviser has contractually agreed to reduce a portion of its fee and reimburse Fund expenses to limit Total Annual Fund Operating Expenses (excluding taxes, independent trustee fees and expenses, portfolio transaction expenses and extraordinary expenses) to 1.25% through at least October 31, 2015 (the “Expense Cap”). The Expense Cap may be changed or eliminated with the consent of the Board of Trustees. A discussion summarizing the basis on which the Board most recently approved the continuation of the investment advisory agreement will be included in the Fund’s annual report for the period ended June 30, 2012.

For more information, please contact a Fund customer service representative at (877) 328-9437 (toll free).

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.

FORUM FUNDS (the “Trust”)
AUXIER FOCUS FUND (the “Fund”)

Supplement dated January 31, 2012 to the Statement of Additional Information (“SAI”) dated November 1, 2011

On January 30, 2012, the Fund’s Board of Trustees approved a new investment advisory agreement between Auxier Asset Management LLC (“Auxier”) and the Trust. Shareholders of the Fund will be asked to approve the new investment advisory agreement (the “Proposed Advisory Agreement”) with Auxier that unbundles the unified fee structure into advisory and “other” expense components. A notice of a special meeting and proxy statement detailing the Proposed Advisory Agreement is expected to be mailed to shareholders on or about February 24, 2012.

If approved by the Fund’s shareholders, the Proposed Advisory Agreement would become effective on or about April 5, 2012. The implementation of this new fee structure would result in an increase in the Total Annual Fund Operating Expenses of the Investor Shares class and the A Shares class of the Fund. However, subject to shareholder approval of the Proposed Advisory Agreement, Auxier has agreed to an expense limitation agreement that would maintain the Net Annual Fund Operating Expenses of each class of the Fund at the same level as under the current fee structure through at least October 31, 2015.

If the Proposed Advisory Agreement described above is approved by shareholders, the Fund’s SAI would be amended as follows:

1.	The first paragraph under the subsection titled “Fees” in the section titled “G. Investment Adviser” on page 20 of the SAI is hereby deleted and replaced with the following:

Fees.  Pursuant to the Advisory Agreement, the Adviser receives an advisory fee from the Fund at an annual rate equal to 1.00% of the Fund’s average daily net assets.  The Adviser has agreed to cap its advisory fee and/or reimburse certain expenses of the Fund to the extent that the annual operating expenses of the Investor Shares and A Shares of the Fund exceed 1.25% of the Fund’s average daily net assets through October 31, 2015.  This expense limitation excludes taxes, extraordinary expenses, independent trustee fees and expenses, brokerage fees and commissions, and borrowing costs, including interest and dividends expenses on short sales.  Expense limitations may be changed only with the approval of the Board.

2.	The second paragraph under “Table 1 – Investment Advisory Fees” in “Appendix B – Miscellaneous Tables” on page B-1 of the SAI is hereby deleted in its entirety.

For more information, please contact a Fund customer service representative at (877) 328-9437 (toll free).

* * *

PLEASE RETAIN FOR FUTURE REFERENCE.